SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Kannaboost Technology Inc 1 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Project Mustang Development, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Northern Nevada
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
The Med Men Of Nevada 2 L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I I L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I I I L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I V L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings V L L C [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
Manlin DHS Development, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Desert Hot Springs, California
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Desert Hot Springs Green Horizon Inc. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
Project Compassion Venture, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Utica, New York
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
EBA Holdings, Inc. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
CSI Solutions, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership	100.00%	100.00%
MME Florida, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Eustis, Florida
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%